Commitments And Contingencies And Other Related Party Transactions (Narrative) (Details) (USD $)	1 Months Ended					12 Months Ended	1 Months Ended		12 Months Ended
	Nov. 30, 2011 employee	Nov. 30, 2011 Elkhorn Valley Bank [Member] property	Feb. 21, 2013 Elkhorn Valley Bank [Member]	Feb. 20, 2013 Elkhorn Valley Bank [Member]	Nov. 30, 2011 Wells Fargo Note [Member]	Dec. 31, 2012 Royco Hotels [Member]	Feb. 29, 2012 Director [Member] Elkhorn Valley Bank [Member]	Nov. 30, 2011 Director [Member] Elkhorn Valley Bank [Member]	Dec. 31, 2012 Land Lease Agreements [Member] property	Dec. 31, 2011 Land Lease Agreements [Member]	Dec. 31, 2010 Land Lease Agreements [Member]	Dec. 31, 2012 Land Lease Agreement One [Member]	Dec. 31, 2012 Land Lease Agreement Three [Member] item	Dec. 31, 2012 Office Lease Agreements [Member] item	Dec. 31, 2011 Office Lease Agreements [Member]	Dec. 31, 2010 Office Lease Agreements [Member]	Dec. 31, 2012 Two Discontinued Land Leases [Member] item	Dec. 31, 2012 Restaurants And Cell Tower Lease [Member]	Dec. 31, 2011 Restaurants And Cell Tower Lease [Member]	Dec. 31, 2010 Restaurants And Cell Tower Lease [Member]
Loss Contingencies [Line Items]
Lawsuit settlement, termination fees payable						$ 120,000
Number of directors proposed the purchase	4
Note payable amount including principal and interest					2,100,000
Number of hotels to secure loan		2
Line of credit to be obtained		5,000,000						750,000
Annual interest rate of debt	4.50%		5.50%	6.25%
Amended annual interest rate	10.00%
Commitment fee percentage for line of credit		2.00%
Proceeds from interest received							13,000
Proceeds from fees received							4,000
Number of hotels associated with lease agreements									2
Monthly lease payments amount												2,000
Monthly lease payments, percentage of room revenue												5.00%
Annual lease payments amount													34,000				127,000
Increase of annual lease payments each five years													3,000
Lease payment increase period													5 years	5 years
Number of renewal periods													12
Lease expense from continuing operation									86,000	97,000	95,000			161,000	59,000	14,000
Number of office leases														2
Number of leases with properties in discontinued operations																	3
Property sold period																	12 months
Lease income from continuing operations																		$ 265,000	$ 275,000	$ 269,000